Short-Term and Long-Term Investments (AFS) (Details) € in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 13, 2013 USD ($)	Nov. 13, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale investments			$ 1,089	$ 54	$ 16
Cost			353	1,524
Gross Unrealized Gains			0	55
Gross Unrealized Losses			(25)	0
Estimated Fair Value			328	1,579
Cash and cash equivalents			627	652	$ 961			$ 1,612	$ 1,612
Restricted Cash and Cash Equivalents, Current			657	329
Restricted Cash and Cash Equivalents, Noncurrent			263	297
Cetip [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost			324
Gross Unrealized Gains			0
Gross Unrealized Losses			(25)
Estimated Fair Value			299
Term Deposits [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost				1,173
Gross Unrealized Gains				0
Gross Unrealized Losses				0
Estimated Fair Value				1,173
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost			449	374
Cash and cash equivalents			25	159
Restricted Cash and Cash Equivalents, Current			274	87
Restricted Cash and Cash Equivalents, Noncurrent			150	128
Mutual funds
Schedule of Available-for-sale Securities [Line Items]
Cost			29	27
Gross Unrealized Gains			0	0
Gross Unrealized Losses			0	0
Estimated Fair Value			$ 29	27
Cetip [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost				324
Gross Unrealized Gains				55
Gross Unrealized Losses				0
Estimated Fair Value				$ 379
NYSE Euronext EUR Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Unsecured Long-term Debt, Noncurrent						$ 1,100	€ 920
NYSE Euronext EUR Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Periodic Payment, Interest	$ 60	€ 49